Wilmington Large-Cap Strategy Fund
PORTFOLIO OF INVESTMENTS
January 31, 2026 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS − 99.6%
COMMUNICATION SERVICES − 10.7%
DIVERSIFIED TELECOMMUNICATION SERVICES − 0.8%
AST SpaceMobile, Inc.*	1,900	$211,299
AT&T, Inc.	66,372	1,739,610
Comcast Corp., Class A	34,550	1,027,863
GCI Liberty, Inc., Class C*	253	9,358
GCI Liberty, Inc. Escrow Shares*,(1)	1,461	—
Iridium Communications, Inc.	750	14,940
Liberty Global Ltd., Class A*	1,150	12,754
Verizon Communications, Inc.	40,150	1,787,478
		$4,803,302
ENTERTAINMENT − 1.4%
Electronic Arts, Inc.	2,410	491,447
Liberty Media Corp. - Liberty Formula One, Class C*	2,085	181,437
Liberty Media Corp. - Liberty Formula One, Class A*	105	8,367
Live Nation Entertainment, Inc.*	1,470	213,812
Madison Square Garden Sports Corp.*	129	36,578
Netflix, Inc.*	40,200	3,356,298
Playtika Holding Corp.	100	362
ROBLOX Corp., Class A*	5,850	384,696
Roku, Inc.*	1,150	109,480
Spotify Technology SA*	1,450	725,508
Take-Two Interactive Software, Inc.*	1,768	389,490
TKO Group Holdings, Inc.	600	121,548
Walt Disney Co. (The)	17,298	1,951,214
Warner Bros Discovery, Inc.*	22,189	611,085
		$8,581,322
INTERACTIVE MEDIA & SERVICES − 8.1%
Alphabet, Inc., Class A	54,970	18,579,860
Alphabet, Inc., Class C	44,840	15,179,685
Angi, Inc.*	498	6,464
IAC, Inc.*	600	22,170
Match Group, Inc.	2,242	69,838
Meta Platforms, Inc., Class A	20,625	14,777,812
Pinterest, Inc., Class A*	5,443	120,454
Reddit, Inc., Class A*	1,100	198,297
Trump Media & Technology Group Corp.*	1,050	13,419
ZoomInfo Technologies, Inc.*	2,450	19,723
		$48,987,722
MEDIA − 0.2%
Charter Communications, Inc., Class A*,#	782	161,186
Fox Corp., Class A	2,526	183,842
Fox Corp., Class B	1,090	71,471
Liberty Broadband Corp., Class C*	1,268	61,004
New York Times Co. (The), Class A	1,500	109,965
News Corp., Class A	4,007	108,309
News Corp., Class B#	898	27,928
Description	Number of Shares	Value
Nexstar Media Group, Inc.#	300	$63,714
Omnicom Group, Inc.	3,103	239,055
Paramount Skydance Corp., Class B#	96	1,076
Sirius XM Holdings, Inc.#	1,927	39,214
Trade Desk, Inc. (The), Class A*	4,150	125,870
Versant Media Group, Inc.*	1,412	46,003
		$1,238,637
WIRELESS TELECOMMUNICATION SERVICES − 0.2%
Millicom International Cellular SA	850	51,875
T-Mobile US, Inc.	4,409	869,499
		$921,374
TOTAL COMMUNICATION SERVICES		$64,532,357
CONSUMER DISCRETIONARY − 10.5%
AUTOMOBILE COMPONENTS − 0.1%
Aptiv PLC*	2,050	155,287
BorgWarner, Inc.	2,280	108,095
Gentex Corp.	2,280	52,463
Lear Corp.	400	46,836
QuantumScape Corp.*,#	3,450	30,533
		$393,214
AUTOMOBILES − 2.1%
Ford Motor Co.	37,750	523,970
General Motors Co.	8,895	747,180
Harley-Davidson, Inc.	900	17,820
Lucid Group, Inc.*,#	1,434	15,874
Rivian Automotive, Inc., Class A*	7,600	112,100
Tesla, Inc.*	26,675	11,481,187
Thor Industries, Inc.	495	55,376
		$12,953,507
BROADLINE RETAIL − 3.7%
Amazon.com, Inc.*	90,785	21,724,850
Coupang, Inc.*	11,950	240,912
eBay, Inc.	4,460	406,841
Etsy, Inc.*	1,100	58,256
Kohl's Corp.	10	175
Macy's, Inc.	1,900	38,038
Ollie's Bargain Outlet Holdings, Inc.*	573	63,208
		$22,532,280
DISTRIBUTORS − 0.1%
Genuine Parts Co.	1,320	183,467
LKQ Corp.	2,668	87,644
Pool Corp.	260	66,063
		$337,174
DIVERSIFIED CONSUMER SERVICES − 0.1%
ADT, Inc.	4,110	32,880
Bright Horizons Family Solutions, Inc.*	533	49,372
Duolingo, Inc.*	370	49,602
Grand Canyon Education, Inc.*	300	52,152
 January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Large-Cap Strategy Fund (continued)
Description	Number of Shares	Value
H&R Block, Inc.	1,300	$51,285
Liberty Live Holdings, Inc., Class C*	535	44,180
Liberty Live Holdings, Inc., Class A*	174	13,997
Service Corp. International	1,270	102,146
		$395,614
HOTELS, RESTAURANTS & LEISURE − 2.0%
Airbnb, Inc., Class A*	4,050	523,948
Aramark	2,433	93,646
Booking Holdings, Inc.	315	1,575,580
Boyd Gaming Corp.	600	50,724
Caesars Entertainment, Inc.*	2,010	41,607
Carnival Corp.*	10,380	311,608
Cava Group, Inc.*,#	1,000	60,620
Chipotle Mexican Grill, Inc.*	12,430	483,154
Choice Hotels International, Inc.#	260	26,728
Churchill Downs, Inc.	550	54,098
Darden Restaurants, Inc.#	1,150	229,253
Domino's Pizza, Inc.	300	123,099
DoorDash, Inc., Class A*	3,420	699,800
DraftKings, Inc., Class A*	4,520	124,345
Dutch Bros, Inc., Class A*	1,200	65,268
Expedia Group, Inc.	1,152	305,096
Flutter Entertainment PLC*	1,550	255,983
Hilton Worldwide Holdings, Inc.	2,203	657,618
Hyatt Hotels Corp., Class A	400	62,548
Las Vegas Sands Corp.	2,870	151,335
Marriott International, Inc., Class A	2,126	670,328
McDonald's Corp.	6,809	2,144,835
MGM Resorts International*	2,100	70,434
Norwegian Cruise Line Holdings Ltd.*	4,100	90,036
Penn Entertainment, Inc.*	1,450	18,618
Planet Fitness, Inc., Class A*	878	79,933
Restaurant Brands International LP	47	3,191
Restaurant Brands International, Inc.	2,950	197,621
Royal Caribbean Cruises Ltd.	2,430	788,899
Starbucks Corp.	10,870	999,496
Texas Roadhouse, Inc.	600	107,916
Travel + Leisure Co.	510	35,465
Vail Resorts, Inc.	328	43,647
Viking Holdings Ltd.*	1,700	122,655
Wendy's Co. (The)#	2,060	16,047
Wingstop, Inc.#	250	66,358
Wyndham Hotels & Resorts, Inc.	760	55,320
Wynn Resorts Ltd.	818	87,894
Yum! Brands, Inc.	2,670	415,185
		$11,909,936
HOUSEHOLD DURABLES − 0.3%
DR Horton, Inc.	2,570	382,519
Garmin Ltd.	1,590	320,608
Leggett & Platt, Inc.	15	175
Lennar Corp., Class A	1,910	208,858
Lennar Corp., Class B	76	7,696
Mohawk Industries, Inc.*	555	65,701
Newell Brands, Inc.	5,214	22,160
NVR, Inc.*	30	229,072
PulteGroup, Inc.	1,890	236,420
Description	Number of Shares	Value
SharkNinja, Inc.*	650	$76,830
Somnigroup International, Inc.	1,950	171,307
Toll Brothers, Inc.	900	130,041
TopBuild Corp.*	250	117,012
Whirlpool Corp.#	535	42,795
		$2,011,194
LEISURE PRODUCTS − 0.0%**
Brunswick Corp.	750	60,165
Hasbro, Inc.	1,290	115,210
Mattel, Inc.*	2,800	58,492
YETI Holdings, Inc.*	750	34,282
		$268,149
SPECIALTY RETAIL − 1.8%
AutoNation, Inc.*	250	51,245
AutoZone, Inc.*	170	629,729
Bath & Body Works, Inc.	2,305	50,249
Best Buy Co., Inc.	1,880	122,388
Burlington Stores, Inc.*	595	176,037
CarMax, Inc.*	1,450	64,583
Carvana Co.*	1,250	501,387
Chewy, Inc., Class A*	2,100	61,131
Dick's Sporting Goods, Inc.	550	111,100
Five Below, Inc.*	528	101,186
Floor & Decor Holdings, Inc., Class A*	1,060	69,918
GameStop Corp., Class A*	3,650	87,162
Gap, Inc. (The)	2,290	64,074
Home Depot, Inc. (The)	9,430	3,532,384
Lithia Motors, Inc.	245	79,243
Lowe's Cos., Inc.	5,360	1,431,442
Murphy USA, Inc.	150	63,377
O'Reilly Automotive, Inc.*	8,150	802,041
Penske Automotive Group, Inc.	150	23,519
RH*	135	26,842
Ross Stores, Inc.	3,010	567,836
TJX Cos., Inc. (The)	10,670	1,598,473
Tractor Supply Co.	5,200	264,576
Ulta Beauty, Inc.*	450	291,312
Valvoline, Inc.*	1,500	49,080
Wayfair, Inc., Class A*	798	82,585
Williams-Sonoma, Inc.	1,110	227,161
		$11,130,060
TEXTILES, APPAREL & LUXURY GOODS − 0.3%
Amer Sports, Inc.*	1,500	54,945
Birkenstock Holding PLC*,#	400	15,104
Columbia Sportswear Co.	218	12,051
Crocs, Inc.*	500	41,960
Deckers Outdoor Corp.*	1,320	157,529
Lululemon Athletica, Inc.*	1,005	175,372
NIKE, Inc., Class B	11,005	680,219
On Holding AG, Class A*	2,100	95,025
PVH Corp.	420	26,191
Ralph Lauren Corp.	385	136,063
Tapestry, Inc.	1,980	251,282
Under Armour, Inc., Class A*,#	928	5,726
Under Armour, Inc., Class C*,#	2,150	13,051
January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)
Description	Number of Shares	Value
VF Corp.	3,150	$61,708
		$1,726,226
TOTAL CONSUMER DISCRETIONARY		$63,657,354
CONSUMER STAPLES − 4.9%
BEVERAGES − 1.0%
Boston Beer Co., Inc. (The), Class A*	50	10,681
Brown-Forman Corp., Class A#	50	1,392
Brown-Forman Corp., Class B#	1,825	49,950
Celsius Holdings, Inc.*	1,600	83,968
Coca-Cola Co. (The)	36,940	2,763,482
Coca-Cola Consolidated, Inc.	500	76,030
Constellation Brands, Inc., Class A	1,290	202,143
Keurig Dr. Pepper, Inc.	12,250	336,140
Molson Coors Beverage Co., Class B	1,685	80,947
Monster Beverage Corp.*	6,730	543,515
PepsiCo., Inc.	13,040	2,003,335
Primo Brands Corp.	2,400	45,456
		$6,197,039
CONSUMER STAPLES DISTRIBUTION & RETAIL − 1.9%
Albertsons Cos., Inc., Class A	3,100	51,615
BJ's Wholesale Club Holdings, Inc.*	1,300	120,172
Casey's General Stores, Inc.	335	203,177
Costco Wholesale Corp.	4,170	3,920,842
Dollar General Corp.	2,150	308,374
Dollar Tree, Inc.*	1,862	218,953
Grocery Outlet Holding Corp.*,#	95	905
Kroger Co. (The)	6,000	377,100
Maplebear, Inc.*	1,450	53,882
Performance Food Group Co.*	1,450	138,403
Sprouts Farmers Market, Inc.*	950	67,365
Sysco Corp.	4,600	385,710
Target Corp.	4,310	454,576
U.S. Foods Holding Corp.*	2,300	192,326
Walmart, Inc.	41,130	4,900,228
		$11,393,628
FOOD PRODUCTS − 0.5%
Archer-Daniels-Midland Co.	4,600	309,626
Bunge Global SA	1,245	141,781
Campbell's Co. (The)	2,000	55,960
Conagra Brands, Inc.	4,350	80,518
Darling Ingredients, Inc.*	1,685	76,937
Flowers Foods, Inc.	1,100	12,573
Freshpet, Inc.*	450	31,365
General Mills, Inc.	5,050	233,613
Hershey Co. (The)	1,400	272,650
Hormel Foods Corp.	2,850	70,138
Ingredion, Inc.	600	70,860
J.M. Smucker Co. (The)	1,050	110,103
Kraft Heinz Co. (The)	7,750	183,985
Lamb Weston Holdings, Inc.	1,250	57,413
McCormick & Co., Inc.	2,350	145,300
Mondelez International, Inc., Class A	12,240	715,673
Pilgrim's Pride Corp.	250	10,843
Post Holdings, Inc.*	438	44,812
Description	Number of Shares	Value
Tyson Foods, Inc., Class A	2,650	$173,124
		$2,797,274
HOUSEHOLD PRODUCTS − 0.8%
Church & Dwight Co., Inc.	2,350	226,188
Clorox Co. (The)	1,210	136,476
Colgate-Palmolive Co.	7,570	683,495
Kimberly-Clark Corp.	3,150	314,968
Procter & Gamble Co. (The)	22,170	3,364,741
Reynolds Consumer Products, Inc.	350	8,110
		$4,733,978
PERSONAL CARE PRODUCTS − 0.1%
BellRing Brands, Inc.*	1,250	31,088
Coty, Inc., Class A*	3,940	12,490
elf Beauty, Inc.*	550	46,744
Estee Lauder Cos., Inc. (The), Class A	2,350	270,908
Kenvue, Inc.	18,050	314,070
		$675,300
TOBACCO − 0.6%
Altria Group, Inc.	16,220	1,005,478
Philip Morris International, Inc.	14,840	2,662,889
		$3,668,367
TOTAL CONSUMER STAPLES		$29,465,586
ENERGY − 3.2%
ENERGY EQUIPMENT & SERVICES − 0.3%
Baker Hughes Co.	9,340	523,413
Halliburton Co.	8,033	269,266
NOV, Inc.	3,448	63,271
SLB Ltd.	14,236	688,738
TechnipFMC PLC	3,850	214,522
Weatherford International PLC	650	61,152
		$1,820,362
OIL, GAS & CONSUMABLE FUELS − 2.9%
Antero Midstream Corp.	3,300	62,106
Antero Resources Corp.*	2,750	100,018
APA Corp.	3,440	90,850
Cheniere Energy, Inc.	2,000	423,040
Chevron Corp.	17,609	3,115,032
Chord Energy Corp.	500	50,120
ConocoPhillips	11,697	1,219,178
Coterra Energy, Inc.	7,274	209,855
Devon Energy Corp.	5,886	236,676
Diamondback Energy, Inc.	1,797	294,618
DT Midstream, Inc.	975	122,870
EOG Resources, Inc.	5,130	575,227
EQT Corp.	5,900	340,607
Expand Energy Corp.	2,094	235,387
Exxon Mobil Corp.	39,616	5,601,702
HF Sinclair Corp.	1,340	69,667
Kinder Morgan, Inc.	18,125	552,631
Marathon Petroleum Corp.	2,850	502,141
Matador Resources Co.	1,050	47,502
New Fortress Energy, Inc.*,#	690	918
Occidental Petroleum Corp.	6,710	304,567
 January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Large-Cap Strategy Fund (continued)
Description	Number of Shares	Value
ONEOK, Inc.	5,960	$471,972
Ovintiv, Inc.	2,550	110,849
Permian Resources Corp., Class A	6,250	100,813
Phillips 66	3,740	536,914
Range Resources Corp.	2,250	85,163
SM Energy Co.	1,595	31,055
Targa Resources Corp.	2,000	401,960
Texas Pacific Land Corp.	540	188,114
Valero Energy Corp.	2,920	529,776
Viper Energy, Inc., Class A	1,260	53,348
Williams Cos., Inc. (The)	11,440	769,454
		$17,434,130
TOTAL ENERGY		$19,254,492
FINANCIALS − 13.1%
BANKS − 3.6%
Bank of America Corp.	63,110	3,357,452
Bank OZK	1,150	54,694
BOK Financial Corp.	270	35,084
Citigroup, Inc.	17,007	1,967,880
Citizens Financial Group, Inc.	4,100	258,218
Columbia Banking System, Inc.	2,498	73,541
Comerica, Inc.	1,280	113,498
Commerce Bancshares, Inc.	1,455	76,591
Cullen/Frost Bankers, Inc.	590	81,314
East West Bancorp, Inc.	1,323	151,404
Fifth Third Bancorp	6,350	318,897
First Citizens BancShares, Inc., Class A	90	186,261
First Hawaiian, Inc.	1,100	29,205
First Horizon Corp.	5,230	128,083
FNB Corp.	4,235	74,324
Huntington Bancshares, Inc.	14,796	258,634
JPMorgan Chase & Co.	25,755	7,878,197
KeyCorp.	9,344	201,083
NU Holdings Ltd., Class A*	32,000	568,000
Pinnacle Financial Partners, Inc.	1,612	153,285
PNC Financial Services Group, Inc. (The)	3,710	828,443
Popular, Inc.	688	91,869
Prosperity Bancshares, Inc.	1,173	80,949
Regions Financial Corp.	8,706	248,121
SOUTHSTATE BANK CORP	950	97,213
Truist Financial Corp.	12,457	640,539
U.S. Bancorp	14,825	831,831
Webster Financial Corp.	1,762	115,887
Wells Fargo & Co.	29,825	2,698,864
Western Alliance Bancorp	950	84,692
Wintrust Financial Corp.	700	103,243
Zions Bancorp NA	1,490	89,266
		$21,876,562
CAPITAL MARKETS − 3.5%
Affiliated Managers Group, Inc.	270	84,534
Ameriprise Financial, Inc.	890	469,199
Ares Management Corp., Class A	1,750	261,922
Bank of New York Mellon Corp. (The)	6,770	811,858
Blackrock, Inc.	1,440	1,611,274
Blackstone, Inc.	6,965	991,955
Description	Number of Shares	Value
Blue Owl Capital, Inc.#	5,970	$81,431
Brookfield Asset Management Ltd., Class A#	3,550	176,470
Carlyle Group, Inc. (The)	2,600	152,828
Cboe Global Markets, Inc.	1,000	265,060
Charles Schwab Corp. (The)	16,155	1,678,828
CME Group, Inc.	3,450	997,257
Coinbase Global, Inc., Class A*	1,995	388,506
Evercore, Inc., Class A	350	123,644
FactSet Research Systems, Inc.	390	99,200
Franklin Resources, Inc.	2,720	72,406
Freedom Holding Corp.*,#	100	12,370
Goldman Sachs Group, Inc. (The)	2,795	2,614,471
Hamilton Lane, Inc., Class A	400	56,496
Houlihan Lokey, Inc.	500	84,160
Interactive Brokers Group, Inc., Class A	4,042	302,665
Intercontinental Exchange, Inc.	5,440	945,363
Invesco Ltd.	3,245	88,556
Janus Henderson Group PLC	1,150	55,350
Jefferies Financial Group, Inc.	1,498	91,648
KKR & Co., Inc.	6,484	740,862
Lazard, Inc.	1,000	53,720
LPL Financial Holdings, Inc.	750	273,375
MarketAxess Holdings, Inc.	350	59,231
Moody's Corp.	1,490	768,184
Morgan Stanley	10,931	1,998,187
Morningstar, Inc.	250	50,523
MSCI, Inc.	670	408,177
Nasdaq, Inc.	3,940	381,747
Northern Trust Corp.	1,925	287,653
Raymond James Financial, Inc.	1,710	283,621
Robinhood Markets, Inc., Class A*	7,100	706,308
S&P Global, Inc.	2,889	1,524,785
SEI Investments Co.	1,040	91,364
State Street Corp.	2,720	355,939
Stifel Financial Corp.	950	117,135
T Rowe Price Group, Inc.	2,030	214,530
TPG, Inc.	1,200	70,692
Tradeweb Markets, Inc., Class A	1,100	113,377
Virtu Financial, Inc., Class A	650	26,982
XP, Inc., Class A	4,005	78,138
		$21,121,981
CONSUMER FINANCE − 0.6%
Ally Financial, Inc.	2,743	115,974
American Express Co.	5,140	1,810,154
Capital One Financial Corp.	5,978	1,308,764
Credit Acceptance Corp.*,#	50	24,912
OneMain Holdings, Inc.	945	61,935
SLM Corp.	1,910	51,856
SoFi Technologies, Inc.*	10,600	241,786
Synchrony Financial	3,470	252,026
		$3,867,407
FINANCIAL SERVICES − 3.5%
Affirm Holdings, Inc.*	2,500	150,750
Apollo Global Management, Inc.	3,926	528,204
Berkshire Hathaway, Inc., Class B*	17,486	8,402,548
Block, Inc.*	5,030	303,963
January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)
Description	Number of Shares	Value
Corebridge Financial, Inc.	2,450	$75,533
Corpay, Inc.*	650	204,509
Equitable Holdings, Inc.	3,043	141,195
Euronet Worldwide, Inc.*	415	30,071
Fidelity National Information Services, Inc.	5,000	276,250
Fiserv, Inc.*	5,160	328,847
Global Payments, Inc.	2,313	165,935
Jack Henry & Associates, Inc.	700	125,447
Mastercard, Inc., Class A	7,620	4,105,580
MGIC Investment Corp.	1,750	47,110
PayPal Holdings, Inc.	8,865	467,097
Rocket Cos., Inc., Class A	8,700	155,991
Shift4 Payments, Inc., Class A*,#	700	41,328
TFS Financial Corp.	850	11,964
Toast, Inc., Class A*	4,500	139,995
UWM Holdings Corp.	1,900	9,329
Visa, Inc., Class A	15,935	5,128,361
Voya Financial, Inc.	930	71,294
Western Union Co. (The)#	2,690	25,205
WEX, Inc.*	315	48,478
		$20,984,984
INSURANCE − 1.8%
Aflac, Inc.	4,500	499,275
Allstate Corp. (The)	2,480	493,495
American Financial Group, Inc.	550	71,649
American International Group, Inc.	5,230	391,622
Aon PLC, Class A	2,000	699,280
Arch Capital Group Ltd.*	3,320	318,853
Arthur J. Gallagher & Co.	2,430	605,969
Assurant, Inc.	430	102,396
Assured Guaranty Ltd.	300	25,455
Axis Capital Holdings Ltd.	580	59,844
Brighthouse Financial, Inc.*	400	25,624
Brown & Brown, Inc.	2,650	191,065
Chubb Ltd.	3,447	1,067,053
Cincinnati Financial Corp.	1,406	226,211
CNA Financial Corp.#	150	7,179
Everest Group Ltd.	370	122,574
F&G Annuities & Life, Inc.	143	4,217
Fidelity National Financial, Inc.	2,391	130,046
First American Financial Corp.	728	45,995
Globe Life, Inc.	793	111,194
Hanover Insurance Group, Inc. (The)	300	52,242
Hartford Insurance Group, Inc. (The)	2,640	356,558
Kemper Corp.	523	20,611
Kinsale Capital Group, Inc.	200	79,176
Lincoln National Corp.	1,458	60,667
Loews Corp.	1,650	174,191
Markel Group, Inc.*	120	244,877
Marsh & McLennan Cos., Inc.	4,740	892,021
MetLife, Inc.	5,201	410,255
Old Republic International Corp.	2,018	79,045
Primerica, Inc.	323	84,962
Principal Financial Group, Inc.	2,040	193,229
Progressive Corp. (The)	5,530	1,150,240
Prudential Financial, Inc.	3,230	358,885
Reinsurance Group of America, Inc.	590	119,623
Description	Number of Shares	Value
RenaissanceRe Holdings Ltd.	428	$120,568
RLI Corp.	800	46,744
Ryan Specialty Holdings, Inc.	950	45,866
Travelers Cos., Inc. (The)	2,080	591,781
Unum Group	1,610	122,312
W.R. Berkley Corp.	2,945	201,968
White Mountains Insurance Group Ltd.	30	61,348
Willis Towers Watson PLC	950	301,597
		$10,967,762
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) − 0.1%
AGNC Investment Corp.#	9,585	109,269
Annaly Capital Management, Inc.	5,532	127,292
Rithm Capital Corp.	4,500	49,230
Starwood Property Trust, Inc.#	3,068	55,009
		$340,800
TOTAL FINANCIALS		$79,159,496
HEALTH CARE − 9.5%
BIOTECHNOLOGY − 1.9%
AbbVie, Inc.	16,711	3,726,720
Alnylam Pharmaceuticals, Inc.*	1,165	393,840
Amgen, Inc.	5,114	1,748,374
Apellis Pharmaceuticals, Inc.*	1,250	28,225
Biogen, Inc.*	1,400	251,846
BioMarin Pharmaceutical, Inc.*	1,750	98,945
Exact Sciences Corp.*	1,750	179,095
Exelixis, Inc.*	2,670	110,431
Gilead Sciences, Inc.	11,794	1,674,158
GRAIL, Inc.*	65	6,358
Halozyme Therapeutics, Inc.*	1,250	89,638
Incyte Corp.*	1,550	155,108
Insmed, Inc.*	1,800	282,366
Ionis Pharmaceuticals, Inc.*	1,480	122,352
Moderna, Inc.*	3,300	145,431
Natera, Inc.*	1,200	277,368
Neurocrine Biosciences, Inc.*	950	129,257
Regeneron Pharmaceuticals, Inc.	950	704,377
Revolution Medicines, Inc.*	1,700	164,815
Roivant Sciences Ltd.*	3,350	72,427
Sarepta Therapeutics, Inc.*	965	19,628
Summit Therapeutics, Inc.*,#	1,150	16,652
Ultragenyx Pharmaceutical, Inc.*	950	22,867
United Therapeutics Corp.*	385	180,754
Vertex Pharmaceuticals, Inc.*	2,423	1,138,568
Viking Therapeutics, Inc.*,#	1,000	29,040
		$11,768,640
HEALTH CARE EQUIPMENT & SUPPLIES − 1.9%
Abbott Laboratories	16,305	1,782,136
Align Technology, Inc.*	620	101,079
Baxter International, Inc.	5,230	104,966
Becton Dickinson & Co.	2,734	556,314
Boston Scientific Corp.*	13,920	1,301,938
Cooper Cos., Inc. (The)*	1,900	154,622
DENTSPLY SIRONA, Inc.	2,079	25,925
DexCom, Inc.*	3,695	269,883
Edwards Lifesciences Corp.*	5,456	443,900
 January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Large-Cap Strategy Fund (continued)
Description	Number of Shares	Value
Envista Holdings Corp.*	1,690	$39,664
GE HealthCare Technologies, Inc.	4,350	343,519
Globus Medical, Inc., Class A*	1,050	95,214
Hologic, Inc.*	2,040	152,857
IDEXX Laboratories, Inc.*	730	489,436
Inspire Medical Systems, Inc.*	300	22,734
Insulet Corp.*	660	168,835
Intuitive Surgical, Inc.*	3,320	1,674,010
Masimo Corp.*	450	61,799
Medtronic PLC	12,076	1,243,345
Penumbra, Inc.*	350	125,360
ResMed, Inc.	1,370	353,885
Solventum Corp.*	1,415	108,913
STERIS PLC	900	236,340
Stryker Corp.	3,230	1,193,679
Teleflex, Inc.	460	48,010
Zimmer Biomet Holdings, Inc.	1,890	164,562
		$11,262,925
HEALTH CARE PROVIDERS & SERVICES − 1.5%
Acadia Healthcare Co., Inc.*,#	900	12,096
Cardinal Health, Inc.	2,310	496,373
Cencora, Inc.	1,710	614,266
Centene Corp.*	4,680	202,737
Chemed Corp.	150	64,071
Cigna Group (The)	2,467	676,229
CVS Health Corp.	11,921	888,353
DaVita, Inc.*	388	42,424
Elevance Health, Inc.	2,120	732,969
Encompass Health Corp.	980	92,639
HCA Healthcare, Inc.	1,525	744,612
Henry Schein, Inc.*	920	69,442
Humana, Inc.	1,130	220,576
Labcorp Holdings, Inc.	807	219,117
McKesson Corp.	1,180	980,828
Molina Healthcare, Inc.*	505	90,693
Quest Diagnostics, Inc.	1,050	196,381
Tenet Healthcare Corp.*	795	150,477
UnitedHealth Group, Inc.	8,545	2,451,817
Universal Health Services, Inc., Class B	510	102,643
		$9,048,743
HEALTH CARE TECHNOLOGY − 0.0%**
Certara, Inc.*,#	1,450	12,746
Doximity, Inc., Class A*	1,350	50,584
Veeva Systems, Inc., Class A*	1,400	285,488
		$348,818
LIFE SCIENCES TOOLS & SERVICES − 1.0%
Agilent Technologies, Inc.	2,690	360,056
Avantor, Inc.*	6,495	70,925
Bio-Rad Laboratories, Inc., Class A*	190	55,803
Bio-Techne Corp.	1,550	99,340
Bruker Corp.	1,000	44,290
Charles River Laboratories International, Inc.*	470	98,926
Danaher Corp.	5,940	1,300,207
Fortrea Holdings, Inc.*	2	34
Illumina, Inc.*	1,490	215,767
Description	Number of Shares	Value
IQVIA Holdings, Inc.*	1,630	$375,144
Medpace Holdings, Inc.*	200	116,496
Mettler-Toledo International, Inc.*	210	288,380
QIAGEN NV	1,856	99,612
Repligen Corp.*	500	74,685
Revvity, Inc.	1,110	120,768
Sotera Health Co.*	990	17,939
Tempus AI, Inc.*,#	650	38,883
Thermo Fisher Scientific, Inc.	3,550	2,054,065
Waters Corp.*	570	211,310
West Pharmaceutical Services, Inc.	650	150,228
		$5,792,858
PHARMACEUTICALS − 3.2%
Bristol-Myers Squibb Co.	19,126	1,052,886
Corcept Therapeutics, Inc.*,#	950	37,877
Elanco Animal Health, Inc.*	4,750	114,380
Eli Lilly & Co.	7,550	7,830,483
Jazz Pharmaceuticals PLC*	610	100,339
Johnson & Johnson	22,660	5,149,485
Merck & Co., Inc.	23,656	2,608,547
Organon & Co.	2,616	22,341
Perrigo Co. PLC	1,058	15,034
Pfizer, Inc.	52,703	1,393,467
Royalty Pharma PLC, Class A	3,700	154,216
Viatris, Inc.	11,305	147,982
Zoetis, Inc.	4,261	531,858
		$19,158,895
TOTAL HEALTH CARE		$57,380,879
INDUSTRIALS − 9.6%
AEROSPACE & DEFENSE − 2.4%
ATI, Inc.*	1,250	150,375
Axon Enterprise, Inc.*	680	328,834
Boeing Co. (The)*	7,132	1,666,891
BWX Technologies, Inc.	875	179,751
Carpenter Technology Corp.	450	143,024
Curtiss-Wright Corp.	335	219,991
General Dynamics Corp.	2,430	853,149
General Electric Co.	9,885	3,032,619
HEICO Corp.	450	148,910
HEICO Corp., Class A	652	165,993
Hexcel Corp.	800	66,248
Howmet Aerospace, Inc.	3,846	800,276
Huntington Ingalls Industries, Inc.	355	149,281
Karman Holdings, Inc.*,#	250	25,950
L3Harris Technologies, Inc.	1,782	610,959
Leonardo DRS, Inc.	700	28,742
Loar Holdings, Inc.*,#	400	27,432
Lockheed Martin Corp.	1,940	1,230,387
Northrop Grumman Corp.	1,270	879,170
Rocket Lab Corp.*	3,850	308,269
RTX Corp.	12,804	2,572,708
StandardAero, Inc.*	1,200	37,068
Textron, Inc.	1,703	149,966
TransDigm Group, Inc.	510	728,045
January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)
Description	Number of Shares	Value
Woodward, Inc.	575	$182,758
		$14,686,796
AIR FREIGHT & LOGISTICS − 0.3%
C.H. Robinson Worldwide, Inc.	1,134	221,073
Expeditors International of Washington, Inc.	1,280	205,491
FedEx Corp.	2,055	662,224
GXO Logistics, Inc.*	945	53,478
United Parcel Service, Inc., Class B	7,010	744,602
		$1,886,868
BUILDING PRODUCTS − 0.5%
A.O. Smith Corp.	1,100	80,839
AAON, Inc.#	550	50,083
Advanced Drainage Systems, Inc.	650	98,826
Allegion PLC	833	137,770
Armstrong World Industries, Inc.	428	78,641
Builders FirstSource, Inc.*	970	110,968
Carlisle Cos., Inc.	390	132,947
Carrier Global Corp.	7,600	452,808
Fortune Brands Innovations, Inc.	1,060	57,346
Hayward Holdings, Inc.*	1,350	21,789
Johnson Controls International PLC	6,331	755,035
Lennox International, Inc.	300	148,524
Masco Corp.	1,880	124,249
Owens Corning	748	89,640
Simpson Manufacturing Co., Inc.	350	61,873
Trane Technologies PLC	2,100	883,218
Trex Co., Inc.*	1,044	43,243
		$3,327,799
COMMERCIAL SERVICES & SUPPLIES − 0.5%
Cintas Corp.	3,240	620,104
Clean Harbors, Inc.*	510	132,554
Copart, Inc.*	8,400	340,872
MSA Safety, Inc.	350	62,002
RB Global, Inc.	1,726	196,022
Republic Services, Inc.	2,000	430,180
Rollins, Inc.	2,800	177,352
Tetra Tech, Inc.	2,500	94,150
Veralto Corp.	2,223	220,033
Vestis Corp.	1,491	9,736
Waste Management, Inc.	3,510	780,062
		$3,063,067
CONSTRUCTION & ENGINEERING − 0.3%
AECOM	1,255	121,020
API Group Corp.*	3,550	147,573
Comfort Systems USA, Inc.	350	399,735
EMCOR Group, Inc.	400	288,292
Everus Construction Group, Inc.*	520	46,015
MasTec, Inc.*	600	144,288
Quanta Services, Inc.	1,373	651,667
Valmont Industries, Inc.	160	71,289
WillScot Holdings Corp.	1,395	27,942
		$1,897,821
ELECTRICAL EQUIPMENT − 1.1%
Acuity, Inc.	310	95,864
Description	Number of Shares	Value
AMETEK, Inc.	2,240	$501,715
Eaton Corp. PLC	3,738	1,313,608
Emerson Electric Co.	5,390	792,115
GE Vernova, Inc.	2,611	1,896,552
Generac Holdings, Inc.*	597	100,320
Hubbell, Inc.	490	239,091
nVent Electric PLC	1,566	175,799
Regal Rexnord Corp.	600	96,900
Rockwell Automation, Inc.	1,070	451,166
Sensata Technologies Holding PLC	1,348	46,627
Vertiv Holdings Co., Class A	3,580	666,524
		$6,376,281
GROUND TRANSPORTATION − 0.9%
Avis Budget Group, Inc.*,#	95	10,924
CSX Corp.	18,070	682,323
JB Hunt Transport Services, Inc.	720	145,958
Knight-Swift Transportation Holdings, Inc.	1,755	96,701
Landstar System, Inc.	390	58,250
Lyft, Inc., Class A*	4,000	67,480
Norfolk Southern Corp.	2,160	629,079
Old Dominion Freight Line, Inc.	1,750	303,100
Ryder System, Inc.	390	74,599
Saia, Inc.*	240	80,369
Schneider National, Inc., Class B	618	16,587
Uber Technologies, Inc.*	19,010	1,521,751
U-Haul Holding Co.*,#	213	12,045
U-Haul Holding Co.	817	41,920
Union Pacific Corp.	5,690	1,337,719
XPO, Inc.*	1,100	162,921
		$5,241,726
INDUSTRIAL CONGLOMERATES − 0.4%
3M Co.	5,100	781,116
Honeywell International, Inc.	6,100	1,387,872
		$2,168,988
MACHINERY − 1.9%
AGCO Corp.	595	67,479
Allison Transmission Holdings, Inc.	850	92,395
Caterpillar, Inc.	4,400	2,892,384
CNH Industrial NV	8,900	95,764
Crane Co.	500	91,320
Cummins, Inc.	1,330	769,831
Deere & Co.	2,300	1,214,400
Donaldson Co., Inc.	1,160	118,250
Dover Corp.	1,320	265,967
Esab Corp.	499	60,429
Flowserve Corp.	1,248	97,531
Fortive Corp.	3,190	168,464
Gates Industrial Corp. PLC*	2,575	59,277
Graco, Inc.	1,670	145,841
IDEX Corp.	770	152,883
Illinois Tool Works, Inc.	2,750	718,465
Ingersoll Rand, Inc.	3,894	335,234
ITT, Inc.	835	152,220
Lincoln Electric Holdings, Inc.	550	145,943
Middleby Corp. (The)*	500	73,585
 January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Large-Cap Strategy Fund (continued)
Description	Number of Shares	Value
Mueller Industries, Inc.	1,000	$136,140
Nordson Corp.	550	150,991
Oshkosh Corp.	640	92,045
Otis Worldwide Corp.	3,825	326,731
PACCAR, Inc.	4,910	603,488
Parker-Hannifin Corp.	1,190	1,113,650
Pentair PLC	1,564	164,799
RBC Bearings, Inc.*	300	149,901
Snap-on, Inc.	480	175,733
Stanley Black & Decker, Inc.	1,470	115,630
Timken Co. (The)	650	60,574
Toro Co. (The)	880	80,520
Westinghouse Air Brake Technologies Corp.	1,645	378,580
Xylem, Inc.	2,310	318,480
		$11,584,924
MARINE TRANSPORTATION − 0.0%**
Kirby Corp.*	600	70,596
PASSENGER AIRLINES − 0.2%
Alaska Air Group, Inc.*	1,175	59,725
American Airlines Group, Inc.*	6,468	86,024
Delta Air Lines, Inc.	6,315	416,095
Southwest Airlines Co.	4,480	212,890
United Airlines Holdings, Inc.*	3,153	322,615
		$1,097,349
PROFESSIONAL SERVICES − 0.6%
Amentum Holdings, Inc.*	1,526	54,600
Automatic Data Processing, Inc.	3,900	962,598
Booz Allen Hamilton Holding Corp.	1,150	101,683
Broadridge Financial Solutions, Inc.	1,120	220,763
CACI International, Inc., Class A*	203	125,978
Clarivate PLC*,#	2,400	6,360
Concentrix Corp.#	543	20,281
Dayforce, Inc.*	1,425	98,710
Equifax, Inc.	1,130	227,582
ExlService Holdings, Inc.*	1,500	58,725
FTI Consulting, Inc.*	300	52,401
Genpact Ltd.	1,595	70,340
Jacobs Solutions, Inc.	1,150	155,549
KBR, Inc.	1,250	53,513
Leidos Holdings, Inc.	1,250	235,350
ManpowerGroup, Inc.	255	9,264
Parsons Corp.*	450	31,527
Paychex, Inc.	3,070	316,609
Paycom Software, Inc.	500	67,375
Paylocity Holding Corp.*	435	58,716
Robert Half, Inc.	1,048	36,271
Science Applications International Corp.	400	40,704
SS&C Technologies Holdings, Inc.	2,050	167,875
TransUnion	1,850	146,187
Verisk Analytics, Inc.	1,340	291,396
		$3,610,357
TRADING COMPANIES & DISTRIBUTORS − 0.5%
Air Lease Corp.	1,095	70,770
Applied Industrial Technologies, Inc.	350	91,144
Core & Main, Inc., Class A*	1,895	101,117
Description	Number of Shares	Value
Fastenal Co.	10,960	$475,226
Ferguson Enterprises, Inc.	1,820	459,477
FTAI Aviation Ltd.	950	258,704
MSC Industrial Direct Co., Inc., Class A	340	28,676
QXO, Inc.*,#	5,250	116,445
SiteOne Landscape Supply, Inc.*	400	57,416
United Rentals, Inc.	620	484,877
Watsco, Inc.#	350	135,257
WESCO International, Inc.	440	127,349
WW Grainger, Inc.	445	480,573
		$2,887,031
TOTAL INDUSTRIALS		$57,899,603
INFORMATION TECHNOLOGY(2) − 31.6%
COMMUNICATIONS EQUIPMENT − 1.0%
Arista Networks, Inc.*	9,860	1,397,556
Ciena Corp.*	1,373	345,735
Cisco Systems, Inc.	37,910	2,969,111
F5, Inc.*	563	155,168
Lumentum Holdings, Inc.*	640	250,778
Motorola Solutions, Inc.	1,540	619,912
Ubiquiti, Inc.	50	27,571
		$5,765,831
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS − 0.8%
Amphenol Corp., Class A	11,580	1,668,446
Arrow Electronics, Inc.*	365	48,359
Avnet, Inc.	600	37,434
CDW Corp.	1,190	150,404
Cognex Corp.	1,600	61,984
Coherent Corp.*	1,468	311,480
Corning, Inc.	7,470	771,277
Crane NXT Co.	600	30,312
Flex Ltd.*	3,550	223,792
IPG Photonics Corp.*	230	21,254
Jabil, Inc.	1,008	239,088
Keysight Technologies, Inc.*	1,650	356,944
Littelfuse, Inc.	243	78,674
Ralliant Corp.	813	43,065
TD SYNNEX Corp.	683	108,372
Teledyne Technologies, Inc.*	443	274,793
Vontier Corp.	1,286	48,225
Zebra Technologies Corp., Class A*	500	117,490
		$4,591,393
IT SERVICES − 1.2%
Accenture PLC, Class A	5,960	1,571,294
Akamai Technologies, Inc.*	1,400	136,010
Amdocs Ltd.	970	79,482
Cloudflare, Inc., Class A*	2,900	514,315
Cognizant Technology Solutions Corp., Class A	4,700	385,682
DXC Technology Co.*	896	12,929
EPAM Systems, Inc.*	450	93,870
Gartner, Inc.*	750	157,208
Globant SA*	400	26,752
GoDaddy, Inc., Class A*	1,360	136,707
International Business Machines Corp.	8,830	2,708,161
Kyndryl Holdings, Inc.*	2,412	55,476
January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)
Description	Number of Shares	Value
MongoDB, Inc.*	765	$284,068
Okta, Inc.*	1,600	135,168
Snowflake, Inc., Class A*	3,080	593,516
Twilio, Inc., Class A*	1,400	168,644
VeriSign, Inc.	800	195,384
		$7,254,666
MEDIA − 0.0%**
DoubleVerify Holdings, Inc.*	1,350	14,607
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT − 13.6%
Advanced Micro Devices, Inc.*	15,218	3,602,557
Allegro MicroSystems, Inc.*	1,250	46,138
Amkor Technology, Inc.	900	43,497
Analog Devices, Inc.	4,732	1,471,084
Applied Materials, Inc.	7,600	2,449,632
Astera Labs, Inc.*	1,200	180,744
Broadcom, Inc.	43,680	14,471,184
Cirrus Logic, Inc.*	450	58,653
Enphase Energy, Inc.*	1,350	49,923
Entegris, Inc.	1,500	177,105
First Solar, Inc.*	950	214,244
GLOBALFOUNDRIES, Inc.*	950	40,090
Intel Corp.*	41,680	1,936,870
KLA Corp.	1,260	1,799,204
Lam Research Corp.	11,895	2,777,007
Lattice Semiconductor Corp.*	1,200	96,624
MACOM Technology Solutions Holdings, Inc.*	600	131,436
Marvell Technology, Inc.	8,161	644,066
Microchip Technology, Inc.	5,028	381,726
Micron Technology, Inc.	10,580	4,389,430
MKS, Inc	633	149,015
Monolithic Power Systems, Inc.	430	483,384
NVIDIA Corp.	221,440	42,323,827
ON Semiconductor Corp.*	4,028	241,237
Onto Innovation, Inc.*	500	101,025
Qnity Electronics, Inc.	1,181	113,589
Qorvo, Inc.*	750	58,583
QUALCOMM, Inc.	10,270	1,556,829
Skyworks Solutions, Inc.	1,390	77,506
Teradyne, Inc.	1,550	373,628
Texas Instruments, Inc.	8,590	1,851,574
Universal Display Corp.	400	45,928
Wolfspeed, Inc.*	11	172
Wolfspeed, Inc.*,#,(1)	1,400	—
		$82,337,511
SOFTWARE − 8.6%
Adobe, Inc.*	3,970	1,164,202
Appfolio, Inc., Class A*	200	37,976
AppLovin Corp., Class A*	2,250	1,064,497
Atlassian Corp., Class A*	1,550	183,179
Aurora Innovation, Inc.*	9,950	41,790
Autodesk, Inc.*	2,030	513,326
Bentley Systems, Inc., Class B#	1,500	52,680
BILL Holdings, Inc.*	750	32,378
Cadence Design Systems, Inc.*	2,600	770,536
CCC Intelligent Solutions Holdings, Inc.*	1,650	12,507
Circle Internet Group, Inc.*	100	6,393
Description	Number of Shares	Value
Confluent, Inc., Class A*	2,650	$80,931
Crowdstrike Holdings, Inc., Class A*	2,319	1,023,618
Datadog, Inc., Class A*	2,898	374,769
Docusign, Inc.*	1,870	98,250
Dolby Laboratories, Inc., Class A	490	31,453
Dropbox, Inc., Class A*	1,900	48,412
Dynatrace, Inc.*	2,923	111,337
Elastic NV*	950	62,634
Fair Isaac Corp.*	240	351,161
Five9, Inc.*	93	1,642
Fortinet, Inc.*	6,080	494,061
Gen Digital, Inc.	4,720	113,233
Gitlab, Inc., Class A*	1,300	45,474
Guidewire Software, Inc.*	750	105,570
HubSpot, Inc.*	483	135,240
Intuit, Inc.	2,610	1,302,181
Manhattan Associates, Inc.*	523	78,978
Microsoft Corp.	70,244	30,225,291
N-Able, Inc.*	436	2,647
nCino, Inc.*,#	795	16,973
Nutanix, Inc., Class A*	2,300	90,459
Oracle Corp.	15,980	2,629,988
Palantir Technologies, Inc., Class A*	20,710	3,035,879
Palo Alto Networks, Inc.*	6,360	1,125,529
Pegasystems, Inc.	840	36,700
Procore Technologies, Inc.*	1,150	64,964
PTC, Inc.*	1,150	179,550
RingCentral, Inc., Class A*	600	15,528
Roper Technologies, Inc.	1,000	371,230
Rubrik, Inc., Class A*	1,100	61,545
SailPoint, Inc.*,#	500	7,845
Salesforce, Inc.	8,826	1,873,672
Samsara, Inc., Class A*	2,700	75,735
SentinelOne, Inc., Class A*	2,900	40,542
ServiceNow, Inc.*	9,800	1,146,698
Strategy, Inc., Class A*,#	2,550	381,760
Synopsys, Inc.*	1,759	818,137
Teradata Corp.*	1,070	30,516
Trimble, Inc.*	2,180	147,368
Tyler Technologies, Inc.*	410	151,454
UiPath, Inc., Class A*	4,050	50,990
Unity Software, Inc.*	3,010	87,591
Workday, Inc., Class A*	2,050	360,041
Zoom Communications, Inc., Class A*	2,478	228,224
Zscaler, Inc.*	950	190,010
		$51,785,274
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS − 6.4%
Apple, Inc.	137,950	35,795,266
Dell Technologies, Inc., Class C	2,900	331,876
Hewlett Packard Enterprise Co.	12,590	270,937
HP, Inc.	9,190	178,654
NetApp, Inc.	1,903	183,354
Pure Storage, Inc., Class A*	2,995	208,272
Sandisk Corp.*	1,277	735,871
Super Micro Computer, Inc.*	4,750	138,272
 January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Large-Cap Strategy Fund (continued)
Description	Number of Shares	Value
Western Digital Corp.	3,233	$808,994
		$38,651,496
TOTAL INFORMATION TECHNOLOGY		$190,400,778
MATERIALS − 2.2%
CHEMICALS − 1.1%
Air Products & Chemicals, Inc.	2,070	564,075
Albemarle Corp.	1,045	178,308
Ashland, Inc.	390	23,852
Axalta Coating Systems Ltd.*	2,090	70,182
Celanese Corp.	990	43,996
CF Industries Holdings, Inc.	1,600	149,168
Corteva, Inc.	6,452	469,706
Dow, Inc.	7,109	195,853
DuPont de Nemours, Inc.	3,962	174,011
Eastman Chemical Co.	1,010	70,013
Ecolab, Inc.	2,350	662,676
Element Solutions, Inc.	2,040	59,364
FMC Corp.	1,190	18,802
Huntsman Corp.	1,100	11,902
International Flavors & Fragrances, Inc.	2,440	170,336
Linde PLC	4,340	1,983,250
LyondellBasell Industries NV, Class A	2,450	120,050
Mosaic Co. (The)	3,265	89,787
NewMarket Corp.	50	33,540
Olin Corp.	900	18,729
PPG Industries, Inc.	2,100	242,823
RPM International, Inc.	1,200	128,352
Scotts Miracle-Gro Co. (The)	495	31,789
Sherwin-Williams Co. (The)	2,090	741,198
Solstice Advanced Materials, Inc.*	1,687	104,206
Westlake Corp.	250	19,830
		$6,375,798
CONSTRUCTION MATERIALS − 0.3%
CRH PLC	6,330	774,855
Eagle Materials, Inc.	250	50,953
James Hardie Industries PLC*	1,451	33,358
Martin Marietta Materials, Inc.	550	358,572
Vulcan Materials Co.	1,240	372,670
		$1,590,408
CONTAINERS & PACKAGING − 0.2%
Amcor PLC	4,352	192,576
AptarGroup, Inc.	695	86,840
Avery Dennison Corp.	750	139,133
Ball Corp.	2,540	144,450
Crown Holdings, Inc.	1,068	111,798
Graphic Packaging Holding Co.	2,705	39,628
International Paper Co.	4,950	199,584
Packaging Corp. of America	850	189,168
Sealed Air Corp.	1,400	58,632
Silgan Holdings, Inc.	805	34,736
Smurfit WestRock PLC	4,850	201,905
Sonoco Products Co.	680	32,640
		$1,431,090
Description	Number of Shares	Value
METALS & MINING − 0.6%
Alcoa Corp.	2,350	$133,504
Anglogold Ashanti PLC	4,600	427,202
Cleveland-Cliffs, Inc.*	5,450	74,992
Freeport-McMoRan, Inc.	13,400	807,082
MP Materials Corp.*,#	1,095	64,353
Newmont Corp.	10,260	1,152,711
Nucor Corp.	2,150	382,098
Reliance, Inc.	500	164,750
Royal Gold, Inc.	708	186,423
Southern Copper Corp.#	749	142,550
Steel Dynamics, Inc.	1,300	233,441
		$3,769,106
PAPER & FOREST PRODUCTS − 0.0%**
Louisiana-Pacific Corp.	450	37,683
Magnera Corp.*,#	384	5,019
		$42,702
TOTAL MATERIALS		$13,209,104
REAL ESTATE − 2.1%
DIVERSIFIED REITS − 0.0%**
WP Carey, Inc.	2,000	139,500
HEALTH CARE REITS − 0.3%
Alexandria Real Estate Equities, Inc.	1,665	90,976
Healthcare Realty Trust, Inc.	3,380	56,750
Healthpeak Properties, Inc.	6,530	112,577
Medical Properties Trust, Inc.#	4,000	20,080
Omega Healthcare Investors, Inc.	2,350	103,118
Ventas, Inc.	4,186	325,127
Welltower, Inc.	6,470	1,218,689
		$1,927,317
HOTEL & RESORT REITS − 0.0%**
Host Hotels & Resorts, Inc.	6,680	123,780
Park Hotels & Resorts, Inc.	1,400	15,302
		$139,082
INDUSTRIAL REITS − 0.3%
Americold Realty Trust, Inc.	2,940	36,485
EastGroup Properties, Inc.	495	89,912
First Industrial Realty Trust, Inc.	1,400	81,242
Lineage, Inc.	700	24,997
Prologis, Inc.	8,778	1,146,056
Rexford Industrial Realty, Inc.	2,265	91,800
STAG Industrial, Inc.	1,725	64,705
		$1,535,197
OFFICE REITS − 0.0%**
BXP, Inc.	1,500	97,005
Cousins Properties, Inc.	1,333	33,645
Highwoods Properties, Inc.	840	21,714
Kilroy Realty Corp.	1,060	36,549
NET Lease Office Properties	182	3,551
Vornado Realty Trust	1,526	48,649
		$241,113
January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)
Description	Number of Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT − 0.2%
CBRE Group, Inc., Class A*	2,860	$487,144
CoStar Group, Inc.*	4,100	252,150
Howard Hughes Holdings, Inc.*	258	21,068
Jones Lang LaSalle, Inc.*	478	171,081
Seaport Entertainment Group, Inc.*,#	28	529
Zillow Group, Inc., Class A*	450	28,008
Zillow Group, Inc., Class C*	1,495	94,230
		$1,054,210
RESIDENTIAL REITS − 0.3%
American Homes 4 Rent, Class A	3,450	108,054
AvalonBay Communities, Inc.	1,422	252,647
Camden Property Trust	1,020	111,231
Equity LifeStyle Properties, Inc.	1,950	123,181
Equity Residential	3,450	215,004
Essex Property Trust, Inc.	623	156,915
Invitation Homes, Inc.	5,785	154,633
Mid-America Apartment Communities, Inc.	1,171	157,265
Sun Communities, Inc.	1,100	140,173
UDR, Inc.	3,130	116,280
		$1,535,383
RETAIL REITS − 0.3%
Agree Realty Corp.	1,050	75,842
Brixmor Property Group, Inc.	3,150	84,389
Federal Realty Investment Trust	848	85,784
Kimco Realty Corp.	6,356	133,984
NNN REIT, Inc.	1,415	58,963
Realty Income Corp.	8,439	516,129
Regency Centers Corp.	1,783	129,927
Simon Property Group, Inc.	3,043	582,156
		$1,667,174
SPECIALIZED REITS − 0.7%
American Tower Corp.	4,410	790,625
Crown Castle, Inc.	4,090	355,053
CubeSmart	2,383	89,434
Digital Realty Trust, Inc.	3,260	540,997
EPR Properties	700	37,968
Equinix, Inc.	931	764,286
Extra Space Storage, Inc.	1,962	270,697
Gaming and Leisure Properties, Inc.	2,309	103,328
Iron Mountain, Inc.	2,806	258,517
Lamar Advertising Co., Class A	800	102,648
Millrose Properties, Inc., Class A	1,393	41,511
National Storage Affiliates Trust	750	23,857
Public Storage	1,510	417,047
Rayonier, Inc.	1,585	36,043
SBA Communications Corp.	1,050	193,315
VICI Properties, Inc.	9,588	269,231
Weyerhaeuser Co.	6,232	160,661
		$4,455,218
TOTAL REAL ESTATE		$12,694,194
UTILITIES − 2.2%
ELECTRIC UTILITIES − 1.4%
Alliant Energy Corp.	2,450	161,480
Description	Number of Shares	Value
American Electric Power Co., Inc.	5,300	$634,807
Constellation Energy Corp.	2,973	834,462
Duke Energy Corp.	7,385	896,170
Edison International	3,600	224,208
Entergy Corp.	4,350	417,121
Evergy, Inc.	2,300	176,479
Eversource Energy	3,600	248,868
Exelon Corp.	9,750	436,605
FirstEnergy Corp.	5,150	243,801
IDACORP, Inc.	450	59,756
NextEra Energy, Inc.	19,960	1,754,484
NRG Energy, Inc.	1,825	278,550
OGE Energy Corp.	1,763	77,008
PG&E Corp.	21,200	326,904
Pinnacle West Capital Corp.	1,050	98,238
PPL Corp.	7,050	255,562
Southern Co. (The)	10,450	933,289
Xcel Energy, Inc.	5,800	441,148
		$8,498,940
GAS UTILITIES − 0.1%
Atmos Energy Corp.	1,540	256,164
MDU Resources Group, Inc.	1,780	36,508
National Fuel Gas Co.	870	72,862
UGI Corp.	1,900	76,209
		$441,743
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS − 0.1%
AES Corp. (The)	6,550	95,957
Brookfield Renewable Corp.#	1,315	54,757
Clearway Energy, Inc., Class C	861	31,125
Talen Energy Corp.*	450	156,762
Vistra Corp.	3,175	502,761
		$841,362
MULTI-UTILITIES − 0.6%
Ameren Corp.	2,600	268,528
CenterPoint Energy, Inc.	6,500	257,985
CMS Energy Corp.	2,900	207,321
Consolidated Edison, Inc.	3,500	373,205
Dominion Energy, Inc.	8,123	488,761
DTE Energy Co.	2,000	268,760
NiSource, Inc.	4,800	212,592
Public Service Enterprise Group, Inc.	4,740	390,386
Sempra	6,350	552,514
WEC Energy Group, Inc.	3,100	343,077
		$3,363,129
WATER UTILITIES − 0.0%**
American Water Works Co., Inc.	1,900	245,347
Essential Utilities, Inc.	2,550	98,915
		$344,262
TOTAL UTILITIES		$13,489,436
TOTAL COMMON STOCKS (COST $114,424,783)		$601,143,279
 January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Large-Cap Strategy Fund (continued)
Description	Number of Shares	Value
PREFERRED STOCK − 0.0%**
REAL ESTATE − 0.0%**
REAL ESTATE MANAGEMENT & DEVELOPMENT − 0.0%**
Brookfield Property Preferred LP 6.25%#	400	$6,324
TOTAL REAL ESTATE		$6,324
TOTAL PREFERRED STOCK (COST $9,880)		$6,324
RIGHTS − 0.0%**
ABIOMED, Inc. CVR, Expire 12/31/49*,(1)	150	—
Bristol-Myers Squibb Co. CVR, Expire 12/31/30*	89	7
Mirati Therapeutics, Inc. CVR, Expire 01/23/31*,(1)	550	—
Walgreens Boots Alliance, Inc. CVR*,(1)	7,455	—
TOTAL RIGHTS (COST $0)		$7
WARRANTS − 0.0%**
GameStop Corp. Class A, Expire 09/10/30*	424	1,653
Occidental Petroleum Corp. CW27, Expire 08/03/27*	1,645	38,707
TOTAL WARRANTS (COST $0)		$40,360
INVESTMENT COMPANIES − 0.3%
EQUITY FUNDS − 0.3%
iShares Russell 1000 ETF	2,970	1,124,026
iShares Russell 1000 Growth ETF	1,190	554,481
iShares Russell 1000 Value ETF#	2,440	536,458
TOTAL EQUITY FUNDS		$2,214,965
TOTAL INVESTMENT COMPANIES (COST $2,105,687)		$2,214,965
MONEY MARKET FUND − 0.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.58%^	419,016	419,016
TOTAL MONEY MARKET FUND (COST $419,016)		$419,016

Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN − 0.5%
REPURCHASE AGREEMENTS − 0.5%
Bank of America Securities, Inc., 3.67%, dated 1/30/26, due 2/02/26, repurchase price $491,218, collateralized by U.S. Government Agency Securities, 1.50% to 6.50%, maturing 8/01/33 to 2/01/56; total market value of $500,889.	$491,068	491,068
Description	Par Value	Value
Bank of Montreal, 3.67%, dated 1/30/26, due 2/02/26, repurchase price $491,218, collateralized by U.S. Government Agency Securities, 2.00% to 8.00%, maturing 9/20/50 to 11/20/65; total market value of $500,889.	$491,068	$491,068
CF Secured LLC, 3.68%, dated 1/30/26, due 2/02/26, repurchase price $491,219, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 2/28/27 to 9/20/65; total market value of $500,889.	491,068	491,068
Clear Street LLC, 3.72%, dated 1/30/26, due 2/02/26, repurchase price $491,220, collateralized by U.S. Government Agency Securities, 2.50% to 7.00%, maturing 11/01/30 to 2/01/56; total market value of $500,889.	491,068	491,068
HSBC Securities USA, Inc., 3.67%, dated 1/30/26, due 2/02/26, repurchase price $167,142, collateralized by U.S. Treasury Securities, 3.88% to 4.50%, maturing 12/31/31 to 5/15/43; total market value of $170,433.	167,091	167,091
RBC Dominion Securities, Inc., 3.67%, dated 1/30/26, due 2/02/26, repurchase price $491,218, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 7/31/30 to 5/01/54; total market value of $500,890.	491,068	491,068
TD Securities, Inc., 3.67%, dated 1/30/26, due 2/02/26, repurchase price $141,703, collateralized by U.S. Government Agency Securities, 2.00% to 8.00%, maturing 2/20/52 to 1/20/56; total market value of $144,493.	141,660	141,660
TOTAL REPURCHASE AGREEMENTS (COST $2,764,091)		$2,764,091
TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $2,764,091)		$2,764,091
TOTAL INVESTMENTS − 100.5% (COST $119,723,457)		$606,588,042
COLLATERAL FOR SECURITIES ON LOAN − (0.5%)		(2,764,091)
OTHER ASSETS LESS LIABILITIES − 0.0%**		(372,833)
TOTAL NET ASSETS − 100.0%		$603,451,118
January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (concluded)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$601,143,279	$—	$— (a)	$601,143,279
Preferred Stock	6,324	—	—	6,324
Rights	7	—	— (a)	7
Warrants	40,360	—	—	40,360
Investment Companies	2,214,965	—	—	2,214,965
Money Market Fund	419,016	—	—	419,016
Repurchase Agreements	—	2,764,091	—	2,764,091
Total	$603,823,951	$2,764,091	$—	$606,588,042

(a)	Includes internally fair valued securities currently priced at zero ($0).
The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent semi-annual or annual financial statements.

*	Non-income producing security.
#	Security, or a portion thereof, is on loan.
**	Represents less than 0.05%.
^	7-Day net yield.
(1)
The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the
Portfolio of Investments.

(2)
As of January 31, 2026, the Fund had a significant portion of its assets invested in this sector. Any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.

The following acronyms are used throughout this Portfolio of Investments:
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
LLC	Limited Liability Corporation
LP	Limited Partnership
NA	National Association
PLC	Public Limited Company
REIT	Real Estate Investment Trust
For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual financial statements.

 January 31, 2026 (unaudited)